FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09-30-2011
Check here if Amendment [ ]; Amendment Number: ______ This
Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: David Allen
Address: 3100 Oak Road, Suite 380 Walnut Creek, CA 94597
Form 13F File Number: 028-13979


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name: David Allen
Title: Chief Compliance Officer
Phone: 925-930-2882

Signature, Place, and
Date of Signing:

David Allen

Walnut Creek, CA

11/09/11

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number          Name
028-13979	   	David Allen





FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included
Managers: NONE
Form 13F Information Table Entry
Total: 51
Form 13F Information Table Value
Total: 227758 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR		       COM              464287457     5780    68345 SH       Sole                    30695             37650
                                                             18521   219000 SH       Defined                                  219000
ISHARES TR		       COM              464287242     1578    14050 SH       Sole                     3290             10760
WISDOMTREE TR                  COM              97717X867     4598    95571 SH       Sole                    29231             66340
                                                              4041    84000 SH       Defined                                   84000
ISHARES TR		       COM              464288646     5542    53295 SH       Sole                    20455             32840
                                                              6340    60973 SH       Defined                                   60973
SPDR SERIES TRUST	       COM              78464A516      547     9100 SH       Sole                                       9100
ADVISORSHARES TR               COM              00768Y503     2083    44355 SH       Sole                     8855             35500
                                                              4743   101000 SH       Defined                                  101000
POWERSHARES ETF TRUST II       COM              73936q769     1434    62345 SH       Defined                                   62345
ISHARES TR		       COM              464288638     2794    26165 SH       Sole                     3660             22505
POWERSHARES DB CMDTY IDX TRA   COM              73935s105     5928   230200 SH       Defined                                  230200
WISDOMTREE TRUST               COM              97717W125     2039    42810 SH       Sole                     1170             41640
UNITED STS COMMODITY INDEX F   COM              911717106     2625    45137 SH       Sole                     8407             36730
APPLE INC                      COM              037833100      999     2620 SH       Sole                     2620
CITIGROUP INC                  COM              172967424      403    15750 SH       Sole                    15750
ISHARES TR		       COM              464287168      371     7700 SH       Sole                     7700
EXXON MOBIL CORP               COM              30231G102      234     3225 SH       Sole                     3225
GOLDMAN SACHS GROUP INC        COM              38141G104      223     2360 SH       Sole                     2360
POWERSHARES ETF TRUST          COM              73935X682     2356   187468 SH       Sole                    26470            160998
HOVNANIAN ENTERPRISES INC      COM              442487203       33    27450 SH       Sole                    27450
ISHARES TR		       COM              464287200    49510   435481 SH       Sole                   374860             60621
SPDR S&P 500 ETF TR            COM              78462F103      466     4120 SH       Sole                     4120
SCHLUMBERGER LTD               COM              806857108      260     4350 SH       Sole                     4350
AMERICA MOVIL SAB DE CV        COM              02364w105     9021   408568 SH       Defined                                  408568
ISHARES TR		       COM              464286103      462    23022 SH       Sole                    20245              2777
ISHARES TR		       COM              464286202      342    22799 SH       Sole                    18650              4149
ISHARES TR		       COM              464286509     2870   112587 SH       Sole                    92695             19892
ISHARES TR		       COM              464287184     7109   230601 SH       Sole                   197305             33296
ISHARES TR		       COM              464286707      510    26793 SH       Sole                    21680              5113
ISHARES TR		       COM              464286806     3417   187038 SH       Sole                   152870             34168
ISHARES TR		       COM              464286848     2162   228513 SH       Sole                   190742             37771
ISHARES TR		       COM              464286772    10928   234661 SH       Sole                   202510             32151
ISHARES TR		       COM              464286830      360    29562 SH       Sole                    24550              5012
ISHARES TR		       COM              464286822      691    14105 SH       Sole                    11710              2395
MARKET VECTORS ETF TR          COM              57060U506    12604   498195 SH       Sole                   433935             64260
ISHARES TR		       COM              464286780     6440   113900 SH       Sole                    98645             15255
ISHARES TR		       COM              464286749      474    21876 SH       Sole                    19130              2746
ISHARES TR		       COM              464286731     1469   124427 SH       Sole                   102475             21952
ISHARES TR		       COM              464286624    13622   255853 SH       Sole                   223236             32617
ISHARES TR		       COM              464286699     7988   540843 SH       Sole                   449788             91055
ISHARES TR		       COM              464288257    11509   294199 SH       Sole                     9575            284624
ISHARES DIVERSIFIED ALTR TR    COM              464294107     3515    72048 SH       Sole                     9985             62063
INDEXIQ ETF TR                 COM              45409B107     1764    65494 SH       Sole                     4465             61029
GDL FUND                       COM              361570104      749    62834 SH       Sole                    12806             50028
PROSHARES TR                   COM              74347R297      452    23265 SH       Sole                     3575             19690
ISHARES TR		       COM              464287341      559    16850 SH       Sole                                      16850
CLAYMORE EXCHANGE TRD FD TR    COM              18383M209     1516    55015 SH       Sole                    10445             44570
UBS AG JERSEY BRH              COM              902641596     2854   128265 SH       Sole                    14620            113645
                                                               919    41300 SH       Defined                                   41300